Assets and Liabilities Held for Sale	12 Months Ended
Dec. 31, 2020
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Assets and Liabilities Held for Sale
25	ASSETS AND LIABILITIES HELD FOR SALE
On 22 December 2020, the subsidiary of the Company, Kunlun Energy Company Limited (Kunlun Energy), and PipeChina entered into the an agreement. Kunlun Energy agreed to transfer the 60% equity interest in PetroChina Beijing Gas Pipeline Co., Ltd (“Beijing Pipeline”) and 75% equity interest in PetroChina Dalian LNG Company Limited (“Dalian LNG”) (Beijing Pipeline and Dalian LNG collectively refer as “Target Companies”) at a base consideration of approximately RMB 40,886 (subject to the adjustments according to the price adjustment mechanism as set out in the agreement), which all will be settled in cash by PipeChina. The estimated completion time of the transaction will be April 2021. Upon completion of the transaction, the Group will cease to hold any equity interests in the Target Companies, thus losing the control of these two companies. The assets and liabilities of the Target. The assets and liabilities of Beijing Pipeline and Dalian LNG are presented as assets held for sale RMB 42,615 and liabilities held for sale RMB 9,956 respectively on 31 December 2020. The assets held for sale mainly including Property, plant and equipment amounted to RMB 41,158, and the liabilities held for sale mainly including long-term and short-term borrowings amounted to RMB 6,500 and accounts payable and other payables amounted to RMB 3,291.